NOTE PAYABLE, RELATED PARTY (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2023	Mar. 24, 2023	Apr. 30, 2021	Apr. 05, 2021	Mar. 31, 2023	Jun. 30, 2022	Apr. 30, 2021	Apr. 30, 2021	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 30, 2023	Jun. 30, 2023	Feb. 28, 2023	Aug. 11, 2022	Aug. 09, 2022
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 27,000,000.0		$ 10,000,000
Warrant exercise price			$ 0.20		$ 0.0001		$ 0.20	$ 0.20						$ 0.0001					$ 0.001
Convertible notes payable					$ 27,000,000									$ 27,000,000	$ 30,050,000
common stock, par value					$ 0.0001									$ 0.0001			$ 0.0001
Number of shares issued			27,000,000.0					27,000,000.0								38,300,000
Debt instrument, face amount					$ 24,827,086									$ 24,827,086	9,898,770
Adjustments to additional paid in capital other						$ 2,000,000.0
Interest expense										$ 137,362	$ 3,320,159	$ 3,006,440	$ 9,761,622	13,212,583	12,204,444
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense														2,200,000	2,400,000
Deferred financing fees														$ 10,000,000.0	$ 9,900,000
Common Class A [Member]
Short-Term Debt [Line Items]
common stock, par value					$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Decentralized Sharing Systems Inc [Member]
Short-Term Debt [Line Items]
Deemed dividend		$ 10,700,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Short-Term Debt [Line Items]
Number of warrant to purchase shares			150,000,000	150,000,000			150,000,000	150,000,000
Warrant exercise price				$ 0.22
Convertible notes payable			$ 30,000,000.0	$ 30,000,000.0			$ 30,000,000.0	$ 30,000,000.0
common stock, par value			$ 0.22				$ 0.22	$ 0.22
Proceeds from loan originations				30,000,000.0				$ 30,000,000.0
Origination Fee				$ 3,000,000.0				$ 3,000,000.0
Conversion rate			$ 0.20	$ 0.20			$ 0.20	$ 0.20
Proceeds from loans								$ 15,000,000.0
Net proceeds								12,000,000.0
Deferred financing costs								3,000,000.0
Loan origination fees															15,000,000
Common stock shares for payment of interest															12,000,000
Deemed dividend															$ 1,080,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Number of shares issued															27,000,000
HWH International, Inc. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount									$ 50,000												$ 78,635
Debt conversion shares									333,333
Number of warrant to purchase shares									333,333
Warrant exercise price									$ 0.15
Decentralized Sharing Systems Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 30,000,000.0				$ 30,000,000.0	30,000,000.0
Number of shares issued	280,528,500
Deemed dividend		$ 10,700,000
Decentralized Sharing Systems Inc [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Origination Fee							$ 3,000,000.0	$ 3,000,000.0
Number of shares issued		693,194
Loan origination fees		14,854,159
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 27,000,000.0
Debt conversion shares						818,181,819
Number of warrant to purchase shares						818,181,819
common stock, par value						$ 0.033
Proceeds from loan originations						$ 27,000,000.0
Common stock shares for payment of interest			12,000,000.0					12,000,000.0
Deemed dividend					$ 10,700,000
Debt instrument, face amount						$ 30,000,000.0
Number of warrant to purchase shares						150,000,000